UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue
           22nd Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $      650,423
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVANTAGE OIL & GAS LTD      COM            00765F101      991   110,400 SH       SOLE                  110,400      0    0
ALBEMARLE CORP               COM            012653101      992    16,600 SH       SOLE                   16,600      0    0
APACHE CORP                  COM            037411105    47681   364,200 SH       SOLE                  364,200      0    0
ATWOOD OCEANICS INC          COM            050095108     7006   150,894 SH       SOLE                  150,894      0    0
BRIGHAM EXPLORATION COMPANY  COM            109178103      818    22,000 SH       SOLE                   22,000      0    0
BAKER HUGHES INC             COM            057224107     5316    72,400 SH       SOLE                   72,400      0    0
CAMERON INTL CORP            COM            13342B105      925    16,200 SH       SOLE                   16,200      0    0
CELANESE CORP DEL            COM SER A      150870103     1339    30,188 SH       SOLE                   30,188      0    0
CF INDS HLDGS INC            COM            125269100     2052    15,000 SH       SOLE                   15,000      0    0
CABOT OIL & GAS CORP COM STK COM            127097103    29245   552,100 SH       SOLE                  552,100      0    0
CHEVRON CORP NEW             COM            166764100    43351   403,300 SH       SOLE                  403,300      0    0
CONCHO RES INC               COM            20605P101    28254   263,315 SH       SOLE                  263,315      0    0
DRESSER-RAND GROUP INC       COM            261608103    11770   219,500 SH       SOLE                  219,500      0    0
ENERGEN CORP                 COM            29265N108    11343   179,700 SH       SOLE                  179,700      0    0
EASTMAN CHEM CO              COM            277432100     4509    45,400 SH       SOLE                   45,400      0    0
EL PASO CORP                 COM            28336L109     8134   451,900 SH       SOLE                  451,900      0    0
EQT CORP                     COM            26884L109     4521    90,600 SH       SOLE                   90,600      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109     6889   119,100 SH       SOLE                  119,100      0    0
FLUOR CORP NEW               COM            343412102      788    10,700 SH       SOLE                   10,700      0    0
FOREST OIL CORP              COM PAR $0.01  346091705     3461    91,500 SH       SOLE                   91,500      0    0
GARDNER DENVER INC           COM            365558105     5400    69,200 SH       SOLE                   69,200      0    0
GULFMARK OFFSHORE INC        CL A NEW       402629208     3383    76,000 SH       SOLE                   76,000      0    0
CHART INDS INC               COM PAR $0.01  16115Q308     1552    28,200 SH       SOLE                   28,200      0    0
HALLIBURTON CO               COM            406216101     9519   191,000 SH       SOLE                  191,000      0    0
HESS CORP COM STK            COM            42809H107    53197   624,300 SH       SOLE                  624,300      0    0
PETROHAWK ENERGY CORP        COM            716495106     7774   316,800 SH       SOLE                  316,800      0    0
IMPERIAL OIL LTD             COM NEW        453038408     1016    19,900 SH       SOLE                   19,900      0    0
KBR INC                      COM            48242W106     5216   138,100 SH       SOLE                  138,100      0    0
MARATHON OIL CORP            COM            565849106     7053   132,300 SH       SOLE                  132,300      0    0
MASTEC INC COM STK           COM            576323109     1862    89,500 SH       SOLE                   89,500      0    0
MURPHY OIL CORP              COM            626717102    10852   147,801 SH       SOLE                  147,801      0    0
NOBLE ENERGY INC             COM            655044105   28,202   291,800 SH       SOLE                  291,800      0    0
NABORS INDUSTRIES LTD        COM            G6359F103   18,775   618,000 SH       SOLE                  618,000      0    0
NATIONAL FUEL GAS CO N J     COM            636180101    1,672    22,600 SH       SOLE                   22,600      0    0
NORTHERN OIL AND GAS INC NEW COM            665531109    3,046   114,100 SH       SOLE                  114,100      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   34,736   438,200 SH       SOLE                  438,200      0    0
OASIS PETE INC NEW           COM            674215108    2,112    66,800 SH       SOLE                   66,800      0    0
OIL STS INTL INC             COM            678026105   16,783   220,417 SH       SOLE                  220,417      0    0
PRECISION DRILLING CORP      COM 2010       74022D308    5,045   372,600 SH       SOLE                  372,600      0    0
PATTERSON UTI ENERGY INC     COM            703481101   12,065   410,500 SH       SOLE                  410,500      0    0
PIONEER NAT RES CO           COM            723787107    5,783    56,745 SH       SOLE                   56,745      0    0
ROWAN COS INC                COM            779382100   10,970   248,300 SH       SOLE                  248,300      0    0
ROSETTA RESOURCES INC        COM            777779307    7,706   161,900 SH       SOLE                  161,900      0    0
SANDRIDGE ENERGY INC         COM            80007P307    2,353   183,800 SH       SOLE                  183,800      0    0
SPECTRA ENERGY CORP          COM            847560109   14,636   538,500 SH       SOLE                  538,500      0    0
SWIFT ENERGY CO              COM            870738101    8,510   199,400 SH       SOLE                  199,400      0    0
STONE ENERGY CORP            COM            861642106    9,490   284,400 SH       SOLE                  284,400      0    0
SM ENERGY CO                 COM            78454L100   16,537   222,900 SH       SOLE                  222,900      0    0
SUPERIOR ENERGY SVCS INC     COM            868157108    6,501   158,567 SH       SOLE                  158,567      0    0
SUNCOR ENERGY INC NEW        COM            867224107   30,576   681,900 SH       SOLE                  681,900      0    0
TALISMAN ENERGY INC          COM            87425E103   28,681 1,160,992 SH       SOLE                1,160,992      0    0
TOTAL SA                     SPONSORED ADR  89151E109    2,097    34,400 SH       SOLE                   34,400      0    0
TENARIS S A                  SPONSORED ADR  88031M109    2,028    41,000 SH       SOLE                   41,000      0    0
UNIT CORP                    COM            909218109    2,874    46,400 SH       SOLE                   46,400      0    0
URS CORP NEW                 COM            903236107    2,468    53,600 SH       SOLE                   53,600      0    0
VALERO ENERGY CORP NEW       COM            91913Y100   13,145   440,800 SH       SOLE                  440,800      0    0
WALTER ENERGY                COM            93317Q105    2,113    15,600 SH       SOLE                   15,600      0    0
CIMAREX ENERGY CO            COM            171798101   35,310   306,400 SH       SOLE                  306,400      0    0


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